Income Tax Expense - Summary of Analysis of the Company's Deferred Tax Assets and Liabilities - Consolidated Statement of Financial Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	$ (6,136)	$ (155)	$ 14,507
Accounts payables [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	(88,920)
Deposits and other assets [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	11,481	24,379
Aircraft maintenance [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	3,573	43,973
Pension liabilities [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	3,089	(525)
Provisions [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	(19,037)	(103,830)
Loss Carry Forwards [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	(603)	(8,670)
Non monetary items [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	49,343	29,231
Intangible asset [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	8,220	11,534
Other assets and liabilities [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	32,896	$ 2,703
Variation [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	(5,981)
Variation [member] | Accounts payables [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	(88,920)
Variation [member] | Deposits and other assets [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	(12,898)
Variation [member] | Aircraft maintenance [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	(40,400)
Variation [member] | Pension liabilities [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	(3,614)
Variation [member] | Provisions [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	84,793
Variation [member] | Loss Carry Forwards [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	8,067
Variation [member] | Non monetary items [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	20,112
Variation [member] | Intangible asset [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	(3,314)
Variation [member] | Other assets and liabilities [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	$ 30,193